Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.3%
		Alabama—1.2%
$ 4,600,000		UAB St. Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.170%, Optional Tender 8/14/2025	$ 4,600,000
		Arizona—1.2%
1,100,000		Phoenix, AZ Civic Improvement Corp. - Airport System, (Series 2023), 5.000%, 7/1/2025	1,101,129
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 4.100%, Mandatory Tender 8/1/2025	3,501,161
		TOTAL	4,602,290
		Arkansas—0.6%
2,150,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 2.650%, 6/4/2025	2,150,000
		California—12.9%
621,916		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	621,916
2,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 3.750%, Mandatory Tender 10/1/2025	1,998,706
2,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021-B), 4.150%, Mandatory Tender 7/15/2025	2,500,613
8,150,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	8,150,196
1,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 3.700%, Mandatory Tender 8/15/2025	1,498,578
3,200,000		California Statewide Communities Development Authority (Fountain Park), Mizuho 3a-7 (Series 2023-MIZ9122) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.550%, 6/2/2025	3,200,000
6,000,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	6,000,000
14,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.420%, 6/2/2025	14,700,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	1,445,000
9,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	9,000,000
		TOTAL	49,115,009
		Colorado—0.3%
1,200,000		Denver, CO City & County Department of Aviation, (Series 2022D), 5.000%, 11/15/2025	1,208,741
		Florida—1.2%
4,370,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2018A), (Waste Management Holdings, Inc. GTD), 4.500%, Mandatory Tender 7/1/2025	4,371,190
235,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 2.380%, 6/4/2025	235,000
		TOTAL	4,606,190
		Georgia—10.3%
4,200,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 3.200%, 6/2/2025	4,200,000
10,000,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 3.200%, 6/2/2025	10,000,000
13,245,000		Appling County, GA Development Authority (Oglethorpe Power Corp.), (Series 2013A) Weekly VRDNs, 2.000%, 6/4/2025	13,245,000
200,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 3.150%, 6/2/2025	200,000
3,100,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 3.150%, 6/2/2025	3,100,000
4,980,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.200%, 6/2/2025	4,980,000
3,400,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.210%, 6/2/2025	3,400,000
		TOTAL	39,125,000
		Illinois—3.0%
2,185,000		Chicago, IL Midway Airport, Senior Lien Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2026	2,206,351
6,035,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	6,035,000
2,085,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 2.040%, 6/5/2025	2,085,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 1,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 4.250%, Mandatory Tender 11/3/2025	$ 999,603
		TOTAL	11,325,954
		Indiana—0.5%
2,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 3.850%, Mandatory Tender 6/2/2025	2,000,000
		Kentucky—4.0%
8,000,000		Kentucky Economic Development Finance Authority (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 1.970%, 6/4/2025	8,000,000
5,000,000		Knott County, KY (Kentucky Lithium LLC), MS 3a-7 (Series 2025-MS0035), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.270%, Optional Tender 6/5/2025	5,000,000
2,100,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 2.100%, 6/6/2025	2,100,000
250,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 3.550%, 6/2/2025	250,000
		TOTAL	15,350,000
		Louisiana—0.4%
1,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 2.180%, 6/4/2025	1,250,000
270,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 2.300%, 6/4/2025	270,000
		TOTAL	1,520,000
		Missouri—0.1%
505,000		Kansas City, MO IDA (Paige Point Townhomes), Mizuho 3a-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	505,000
		Multi-State—13.3%
6,005,000		DWS Municipal Income Trust, PUTTERs 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 6/5/2025	6,005,000
4,518,000		Federal Home Loan Mortgage Corp. (Multifamily Housing Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 2.620%, 6/5/2025	4,518,000
15,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	15,500,000
5,400,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	5,400,000
12,400,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 2.420%, 6/2/2025	12,400,000
7,000,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	7,000,000
		TOTAL	50,823,000
		Nevada—0.8%
3,000,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 4.125%, Mandatory Tender 6/2/2025	2,999,799
		New Hampshire—0.6%
2,340,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.270%, Optional Tender 6/5/2025	2,340,000
		New Jersey—15.0%
5,000,000		Beach Haven, NJ BANs, 5.000%, 4/30/2026	5,071,937
2,000,000		Belleville Township, NJ BANs, 5.000%, 7/8/2025	2,002,319
1,912,702		Boonton Township, NJ BANs, 4.250%, 8/29/2025	1,913,003
1,385,000		Chatham Township, NJ BANs, 4.250%, 9/26/2025	1,385,429
1,068,250		Chester Borough, NJ BANs, 4.500%, 10/10/2025	1,069,291
1,551,500		Dunellen, NJ BANs, 3.500%, 4/7/2026	1,550,327
1,187,000		Garwood, NJ BANs, 4.000%, 8/1/2025	1,187,577
1,842,000		Gloucester City, NJ, (Series A) BANs, 3.750%, 5/13/2026	1,849,907
1,532,600		Hightstown Borough, NJ BANs, 4.000%, 3/23/2026	1,531,836
1,039,000		Hillsdale Borough, NJ BANs, 4.000%, 8/22/2025	1,039,063
1,000,000		Lawrence Township, NJ BANs, 4.500%, 6/5/2025	1,000,055
2,515,269		Leonia, NJ BANs, 3.700%, 2/27/2026	2,511,171

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 2,000,000		Lindenwold, NJ, (Series A) BANs, 4.000%, 2/20/2026	$ 2,007,082
1,300,000		Lumberton Township, NJ, (Series A) BANs, 4.000%, 6/18/2025	1,300,191
2,000,000		Millburn Township, NJ BANs, 3.750%, 1/23/2026	2,002,533
1,355,000		Mountainside, NJ BANs, 4.250%, 7/18/2025	1,355,727
1,488,039		Netcong, NJ BANs, 4.750%, 7/2/2025	1,488,711
1,385,541		Ogdensburg, NJ BANs, 4.500%, 7/25/2025	1,386,346
1,042,117		Oxford Township, NJ BANs, 4.375%, 4/22/2026	1,048,045
1,390,000		Paramus Borough, NJ BANs, 4.250%, 6/13/2025	1,390,235
3,893,223		Plumsted Township, NJ BANs, 4.000%, 8/27/2025	3,896,266
2,000,000		Prospect Park, NJ, (Series A) BANs, 3.600%, 1/23/2026	2,000,801
1,500,000		Ridgefield Park, NJ BANs, 3.800%, 4/2/2026	1,498,637
2,686,987		Riverdale Borough, NJ BANs, 4.000%, 3/4/2026	2,684,257
1,778,567		Stillwater Township, NJ BANs, 4.250%, 9/12/2025	1,778,515
3,163,600		Sussex, NJ BANs, 4.250%, 7/18/2025	3,165,379
2,096,795		Washington Borough, NJ BANs, 4.000%, 10/10/2025	2,095,961
3,295,852		West Wildwood, NJ BANs, 4.000%, 2/23/2026	3,297,432
1,853,000		Westfield, NJ BANs, 3.750%, 11/7/2025	1,853,890
1,000,000		Westwood, NJ BANs, 4.500%, 6/25/2025	1,000,277
		TOTAL	57,362,200
		New York—15.7%
1,500,000		Binghamton, NY BANs, 4.125%, 4/10/2026	1,512,458
2,391,306		Bolivar-Richburg, NY CSD BANs, 4.250%, 6/26/2025	2,392,210
3,314,031		Broome County, NY BANs, 3.750%, 4/24/2026	3,327,066
2,430,000		Hempstead (town), NY IDA (Atria Tanglewood), SPEARs 3a-7 (Series DBE-8137) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.620%, 6/5/2025	2,430,000
2,005,000		Islip, NY IDA (FCD Bayshore LLC), SPEARs 3a-7 (Series DBE-8136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.620%, 6/5/2025	2,005,000
2,500,000		Long Beach, NY BANs, 4.500%, 5/6/2026	2,522,484
15,470,000		New York City Housing Development Corp., (Series L-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.950%, 6/5/2025	15,470,000
4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.420%, 6/5/2025	4,990,000
11,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.420%, 6/2/2025	11,900,000
1,600,000		Starpoint, NY CSD BANs, 4.500%, 6/27/2025	1,600,967
8,825,000		Westchester County, NY IDA (Ardsley Housing Associates LLC), SPEARs 3a-7 (Series DBE-8138) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.620%, 6/5/2025	8,825,000
3,000,000		Yonkers, NY, (Series A) BANs, 4.000%, 12/5/2025	3,000,286
		TOTAL	59,975,471
		North Carolina—1.6%
2,000,000		Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2024), (United States Treasury COL), 3.750%, Mandatory Tender 11/1/2025	2,000,647
2,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 2.650%, 6/4/2025	2,200,000
1,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 2.650%, 6/4/2025	1,700,000
		TOTAL	5,900,647
		Ohio—1.6%
1,000,000		Logan County, OH BANs, (Ohio State GTD), 4.500%, 8/6/2025	1,001,461
1,200,000		Martins Ferry City, OH BANs, (Ohio State GTD), 4.250%, 12/16/2025	1,203,707
2,000,000		New Albany, OH Plain Local School District BANs, 4.125%, 6/5/2025	2,000,152
2,000,000		Shaker Heights, OH BANs, 4.375%, 5/6/2026	2,019,204
		TOTAL	6,224,524
		Oklahoma—0.3%
1,300,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 2.200%, 6/4/2025	1,300,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—1.4%
$ 2,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019A), 4.250%, Mandatory Tender 7/15/2025	$ 2,501,286
3,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 4.250%, Mandatory Tender 8/1/2025	3,000,479
		TOTAL	5,501,765
		Rhode Island—1.1%
4,000,000		Pawtucket, RI, (2024 Series 2) BANs, 4.500%, 10/24/2025	4,006,633
		South Carolina—0.5%
1,700,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	1,700,000
		Tennessee—3.1%
8,465,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 2.030%, 6/4/2025	8,465,000
1,500,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,501,416
1,825,000		Tennessee Housing Development Agency, (Series 2024-3C), 3.500%, Mandatory Tender 10/1/2025	1,825,143
		TOTAL	11,791,559
		Texas—7.1%
5,894,000		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), (Series 2024-XF3256) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,894,000
3,000,000		Capital Area, TX Housing Finance Corp. (1800 Apartments Ltd.), SPEARs 3a-7 (Series DBE-8159A) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.300%, 6/2/2025	3,000,000
1,220,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	1,220,000
4,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 2.350%, 6/4/2025	4,900,000
12,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 2.400%, 6/4/2025	12,150,000
		TOTAL	27,164,000
		Virginia—0.5%
2,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 4.000%, Mandatory Tender 11/20/2025	2,000,462
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $ 375,197,841)	375,198,244
		MUNICIPAL BONDS—3.5%
		Colorado—0.2%
805,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2026	821,833
		Illinois—1.1%
4,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2024D), 5.000%, 1/1/2027	4,099,619
		New Jersey—0.8%
3,000,000		New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	3,037,249
		New York—0.5%
1,000,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2018-207), 5.000%, 9/15/2026	1,020,047
1,000,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2021-226), 5.000%, 10/15/2026	1,021,417
		TOTAL	2,041,464
		Oklahoma—0.9%
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,002,212

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Oklahoma—continued
$ 1,525,000	Oklahoma HFA (Villages at A New Leaf II, LP), Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.400%, Mandatory Tender 7/1/2027	$ 1,525,994
	TOTAL	3,528,206
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $ 13,502,623)	13,528,371
	TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $388,700,464)	388,726,615
	OTHER ASSETS AND LIABILITIES - NET—(1.8)%[2]	(6,897,300)
	NET ASSETS—100%	$381,829,315
Securities that are subject to the federal alternative minimum tax (AMT) represent 34.9% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes